Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Common Stock
Common Stock
As of September 30, 2016 and December 31, 2015, the Company had 65.8 million and 65.0 million shares of common stock outstanding, respectively, including unvested restricted shares and shares issued pursuant to the DRIP.
In April 2013, the Company's board of directors authorized, and the Company declared, a distribution payable on a monthly basis to stockholders of record on each day at a rate equal to $0.00452054795 per day, which is equivalent to $1.65 per annum, per share of common stock. In March 2016, the Company’s board of directors ratified the existing distribution amount equivalent to $1.65 per annum, and, for calendar year 2016, affirmed a change to the daily distribution amount to $0.00450819672 per day per share of common stock, effective January 1, 2016, to reflect that 2016 is a leap year. Distributions are payable by the fifth day following each month end to stockholders of record at the close of business each day during the prior month. Distribution payments are dependent on the availability of funds. The board of directors may reduce the amount of distributions paid or suspend distribution payments at any time and therefore distributions payments are not assured.
On March 17, 2016, the Company's board of directors approved an estimated net asset value per share of the Company's common stock ("Estimated Per-Share NAV) as of December 31, 2015, which was published on March 18, 2016. The Company intends to publish subsequent valuations of Estimated Per-Share NAV periodically at the discretion of the Company's board of directors, provided that such valuations will be made at least once annually. The Estimated Per-Share NAV does not represent: (1) the amount at which the Company's shares would trade on a national securities exchange, (2) the amount a stockholder would obtain if he or she tried to sell his or her shares or (3) the amount stockholders would receive if the Company liquidated its assets and distributed the proceeds after paying all of its expenses and liabilities. In addition, the Estimated Per-Share NAV does not reflect events subsequent to December 31, 2015 that would have affected the Company's net asset value.
Share Repurchase Program
The Company's board of directors has adopted the share repurchase program (as amended and restated, the "SRP"), which permits investors to sell their shares back to the Company after they have held them for at least one year, subject to certain conditions and limitations. The Company may repurchase shares on a semiannual basis, at each six-month period ending June 30 and December 31.
Under the SRP, the repurchase price per share for requests other than for death or disability are as follows:

•
after one year from the purchase date — 92.5% of the then-current estimated net asset value per share of the Company's common stock, approved by the Company's board of directors ("Estimated Per-Share NAV");

•	after two years from the purchase date — 95.0% of Estimated Per-Share NAV;

•	after three years from the purchase date — 97.5% of Estimated Per-Share NAV; and

•	after four years from the purchase date — 100.0% of Estimated Per-Share NAV.
In the case of requests for death or disability, the repurchase price per share will be equal to Estimated Per-Share NAV at the time of repurchase.
Under the SRP, repurchases at each semiannual period are limited to a maximum of 2.5% of the weighted average number of shares of common stock outstanding during the previous fiscal year, with a maximum for any fiscal year of 5.0% of the weighted average number of shares of common stock outstanding during the previous fiscal year. Repurchases pursuant to the SRP for any given semiannual period are funded from proceeds received during that same semiannual period through the issuance of common stock pursuant to the DRIP, as well as any reservation of funds the board of directors may, in its sole discretion, make available for this purpose. If the establishment of an Estimated Per-Share NAV occurs during any semiannual period, any repurchase requests received during such semiannual period are paid at a price based on Estimated Per-Share NAV applicable on the last day of the semiannual period, as described above.
On June 28, 2016, in consideration of the strategic review process, the board of directors of the Company determined to amend the SRP to provide for one twelve-month repurchase period for calendar year 2016 instead of two semi-annual periods ending June 30 and December 31. The annual limit on repurchases under the SRP remains unchanged and continues to be limited to a maximum of 5.0% of the weighted average number of shares of common stock of the Company outstanding during its prior fiscal year and is subject to the terms and limitations set forth in the SRP. Following calendar year 2016, the repurchase periods will return to two semi-annual periods and applicable limitations set forth in the SRP.
The Company's board of directors reserves the right, in its sole discretion, at any time and from time to time, to reject any request for repurchase, change the purchase price for repurchases or otherwise amend the terms of, suspend or terminate the SRP pursuant to any applicable notice requirements under the SRP. Due to these limitations, the Company cannot guarantee that it will be able to accommodate all repurchase requests.
When a stockholder requests repurchases and the repurchases are approved, the Company reclassifies such an obligation from equity to a liability based on the settlement value of the obligation. Shares repurchased have the status of authorized but unissued shares.
The following table summarizes the repurchases of shares under the SRP cumulatively through September 30, 2016:

	Number of Shares	Weighted-Average Price per Share
Cumulative repurchases as of December 31, 2015	2,073,645	$24.12
Nine months ended September 30, 2016	7,854	24.17
Cumulative repurchases as of September 30, 2016	2,081,499	$24.12
During the nine months ended September 30, 2016, 5.8 million shares have been requested for repurchase and are not yet fulfilled. These shares, and all additional shares requested prior to December 31, 2016 will be considered for repurchase, to the extent the requests are not withdrawn by December 31, 2016. All requested shares will be subject to the annual limitations set forth in the SRP.
Distribution Reinvestment Plan
Pursuant to the DRIP, the Company's stockholders could elect to reinvest distributions by purchasing shares of common stock. Until November 14, 2014, the Company offered shares pursuant to the DRIP at $23.75, which was 95.0% of the initial offering price of shares of common stock in the IPO. Effective November 14, 2014, the Company began offering shares pursuant to the DRIP at the then-current Estimated Per-Share NAV. The DRIP was suspended following the payment of the Company's June 2015 distribution on July 1, 2015.
On April 1, 2016, the Company reinstated the DRIP and registered an additional 7.7 million shares of common stock, offered at the then-current Estimated Per-Share NAV, for use under the DRIP pursuant to a registration statement on Form S-3 (File No. 333-210532). On August 30, 2016, in consideration of the Merger, the Company's board of directors determined to suspend the DRIP effective immediately. Accordingly, the final issuance of shares of common stock pursuant to the DRIP prior to the suspension occurred in connection with the Company's July 2016 distribution, paid in August 2016.
No dealer manager fees or selling commissions were paid with respect to shares purchased pursuant to the DRIP. Shares issued pursuant to the DRIP are recorded within stockholders' equity in the accompanying consolidated balance sheets in the period distributions are declared. During the nine months ended September 30, 2016, 0.8 million shares of common stock were issued pursuant to the DRIP.

Note 10 — Common Stock
As of December 31, 2015 and 2014, the Company had 65.0 million and 65.3 million shares of common stock outstanding, respectively, including unvested restricted shares and shares issued pursuant to the DRIP.
On April 9, 2013, the Company's board of directors authorized, and the Company declared, a distribution payable to stockholders of record each day equal to $0.00452054795 per day, which is equivalent to $1.65 per annum, per share of common stock. Distributions are payable by the fifth day following each month end to stockholders of record at the close of business each day during the prior month. Distribution payments are dependent on the availability of funds. The board of directors may reduce the amount of distributions paid or suspend distribution payments at any time and therefore distributions payments are not assured.
Share Repurchase Program
The Company previously adopted a share repurchase program (the "Original SRP") that permitted stockholders to sell their shares back to the Company, subject to significant conditions and limitations. In connection with the potential Listing, the board of directors terminated the Original SRP on April 15, 2015. The Company processed all of the requests received under the Original SRP for the first and second quarters of 2015.
Effective October 12, 2015, the Company adopted its second share repurchase program (the "Second SRP"). Under the Second SRP, subject to certain conditions, stockholders could request that the Company repurchase their shares of common stock of the Company, if such repurchase did not impair the Company's capital or operations. Only those stockholders who purchased shares of common stock of the Company from the Company or received their shares from the Company (directly or indirectly) through one or more non-cash transactions could participate in the Second SRP. Under the Second SRP, stockholders could only have their shares repurchased to the extent that the Company has sufficient liquid assets. Funding for the Second SRP was derived from operating funds, if any, the Company, in its sole discretion, reserved for this purpose.
The Company repurchased shares pursuant to the Second SRP at $24.17 per share, which is equal to the most recently published Estimated Per-Share NAV as determined by the Company's board of directors on May 14, 2015. Purchases under the Second SRP by the Company were limited in any calendar quarter to 1.25% of the product of (i) the Company's most recently published Estimated Per-Share NAV and (ii) the number of shares outstanding as of the last day of the previous calendar quarter. Under the Second SRP, the Company would generally pay repurchase proceeds, less any applicable tax or other withholding required by law, by the 31st day following the end of the quarter during which the repurchase request was made.
Subject to certain limitations as set forth in the Second SRP, on November 6, 2015 (the "Special Share Repurchase Date"), the Company repurchased shares validly submitted for repurchase after October 12, 2015 and on or prior to October 23, 2015. Repurchases on the Special Share Repurchase Date were limited to 1.25% of the product of (i) $24.17, the Company's most recently published Estimated Per-Share NAV, and (ii) 66,456,430, the number of shares outstanding as of September 30, 2015.
In January 2016, the Company's board of directors unanimously approved an amended and restated share repurchase program (the "Current SRP"), effective February 28, 2016, which supersedes and replaces the Second SRP. The Current SRP permits investors to sell their shares back to the Company after they have held them for at least one year, subject to the significant conditions and limitations described below. The Company may repurchase shares on a semiannual basis, at each six-month period ending June 30 and December 31.
Under the Current SRP, the repurchase price per share for requests other than for death or disability will be as follows:

•	after one year from the purchase date — 92.5% of the Estimated Per-Share NAV;

•	after two years from the purchase date — 95.0% of the Estimated Per-Share NAV;

•	after three years from the purchase date — 97.5% of the Estimated Per-Share NAV; and

•	after four years from the purchase date — 100.0% of the Estimated Per-Share NAV.
In the case of requests for death or disability, the repurchase price per share will be equal to the Estimated Per-Share NAV at the time of repurchase.
Under the Current SRP, repurchases at each semi-annual period will be limited to a maximum of 2.5% of the weighted average number of shares of common stock outstanding during the previous fiscal year, with a maximum for any fiscal year of 5.0% of the weighted average number of shares of common stock outstanding during the previous fiscal year. Repurchases pursuant to the Current SRP for any given semiannual period will be funded from proceeds received during that same semiannual period through the issuance of common stock pursuant to any DRIP in effect from time to time, as well as any reservation of funds the Board may, in its sole discretion, make available for this purpose.
When a stockholder requests repurchases and the repurchases are approved, the Company reclassifies such an obligation from equity to a liability based on the settlement value of the obligation. Shares repurchased have the status of authorized but unissued shares.
The following table summarizes the repurchases of shares under the Company's share repurchase programs cumulatively through December 31, 2015:

	Number of Shares	Weighted-Average Price per Share
Cumulative repurchases as of January 22, 2013 (date of inception)	—	$—
Period from January 22, 2013 (date of inception) to December 31, 2013	8,082	24.98
Year ended December 31, 2014	295,825	23.99
Year ended December 31, 2015	1,769,738	24.13
Cumulative repurchases as of December 31, 2015 (1)	2,073,645	$24.12
____________________
(1) As permitted under the Second SRP, in January 2016, the Company's board of directors authorized, with respect to repurchase requests received during the quarter ended December 31, 2015 (exclusive of any shares requested for repurchase on the Special Share Repurchase Date), the repurchase of shares validly submitted equal to 1.00% of the product of (i) $24.17, the Company's most recently published Estimated Per-Share NAV, and (ii) 66,456,430, the number of shares outstanding as of September 30, 2015, representing less than all the shares validly submitted for repurchase during the quarter ended December 31, 2015 (exclusive of any shares requested for redemption on the Special Share Repurchase Date). Accordingly, 664,564 shares at a weighted average repurchase price of $24.17 per share (including all shares submitted for death and disability) were approved for repurchase and completed in February 2016. This $16.1 million liability is included in accounts payable and accrued expenses on the consolidated balance sheet as of December 31, 2015. A total of 4,063,415 shares were requested for repurchase during the year ended December 31, 2015, of which 2,298,905 share requests were not approved for repurchase and thus not fulfilled.
Distribution Reinvestment Plan
Pursuant to the DRIP, stockholders could elect to reinvest distributions by purchasing shares of common stock. In connection with the potential Listing, pursuant to the terms of the DRIP, on April 15, 2015, the Company's board of directors approved an amendment to the DRIP (the "DRIP Amendment") that enables the Company to suspend the DRIP. Subsequently, pursuant to the DRIP as amended by the DRIP Amendment, the Company's board of directors approved the suspension of the DRIP, effective immediately following the payment of the Company's June 2015 monthly distribution. Accordingly, the final issuance of shares of common stock pursuant to the DRIP prior to the suspension of the DRIP occurred in connection with the Company's June 2015 distribution, paid on July 1, 2015. The Company may reinstate the DRIP in the future. No dealer manager fees or selling commissions were paid with respect to shares purchased pursuant to the DRIP.  Shares issued pursuant to the DRIP are recorded within stockholders' equity in the accompanying consolidated balance sheets in the period distributions were declared. Until November 14, 2014, the Company offered shares pursuant to the DRIP at $23.75, which was 95.0% of the initial offering price of shares of common stock in the IPO. Effective November 14, 2014 through the suspension of the DRIP, the Company offered shares pursuant to the DRIP at the then-current Estimated Per-Share NAV. During the years ended December 31, 2015 and 2014 and the period from January 22, 2013 (date of inception) to December 31, 2013, the Company issued pursuant to the DRIP 1.5 million, 2.6 million and 0.9 million shares of common stock with a value of $34.8 million, $61.0 million and $20.4 million, respectively, and a par value per share of $0.01.